PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE PROPERTY AND EQUIPMENT NET

Property and equipment consisted of the following at December 31, 2023:

December 31,
2023
Equipment	$426,000
Furniture	346,591
Capitalized software	569,923
Total	1,342,514
Accumulated depreciation and amortization	(539,957)
Property and equipment, net of accumulated depreciation and amortization	$802,557